Note 9 - Payroll and Related Benefits	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of payroll and related benefits of the entity [text block]
9.	PAYROLL AND RELATED BENEFITS

	2018	2017	2016
Wages and salaries	3,422.0	3,371.2	3,038.9
Social security contributions	789.3	741.1	727.2
Other personnel cost	726.6	616.2	613.8
Increase in liabilities for defined benefit plans	142.0	138.7	151.7
Share-based payment	162.7	236.9	189.3
Contributions to defined contribution plans	32.2	18.9	25.3
	5,274.8	5,123.0	4,746.2

The payroll expense and related benefits are presented in the income statement as below:

	2018	2017	2016
Cost of sales	1,814.7	1,714.8	1,912.3
Distribution expenses	987.7	791.5	780.8
Sales and marketing expenses	1,239.0	1,096.8	989.8
Administrative expenses	1,085.4	1,470.1	970.3
Net finance cost	103.0	42.9	95.9
Exceptional items	45.0	6.9	(2.9)
	5,274.8	5,123.0	4,746.2